SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

(18)  SUBSEQUENT EVENTS

In February 2015, the Group entered into agreements with Jiuyou and its shareholders to restructure the Group's investment in Jiuyou and amend the commercial cooperation agreement. Under the agreements, the Group acquired assets relating to the hotel reservation business of Jiuyou for RMB5 million, and agreed to transfer the Group's shares in Jiuyou to the original selling shareholders. In addition, the Group agreed to provide a loan of RMB6 million to Jiuyou.